Net Loss Per Share - Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,840,886	8,373,651
Unvested Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,101,400	2,305,500
Outstanding Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,739,486	6,068,151